Share-Based Payments - Summary of Movements in Restricted Shares Under the Plan (Detail) - Restricted share units [member] shares in Thousands, S/ in Thousands		12 Months Ended
	Dec. 08, 2023 shares	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2023 PEN (S/)
Award 2024 - Grant to Directors on January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grand date/ Directors entitled		January 1, 2024
Number of shares | shares		43
Vesting conditions		1 year service from grant date
Share options granted | S/		S/ 1,131
Award 2023 - Grant to Directors on December 8, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grand date/ Directors entitled		December 8, 2023
Number of shares | shares	53
Vesting conditions		1 month service from grant date
Share options granted | S/			S/ 3,675